Income Taxes - Income Tax Provision (Benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Federal				$ 2,881,000	$ (20,316,000)	$ (2,720,000)
State and local				1,168,000	(3,606,000)	(1,436,000)
Foreign				(13,698,000)	(16,138,000)	(8,244,000)
Total current tax benefit (expense)				(9,649,000)	(40,060,000)	(12,400,000)
Deferred
Federal				64,962,000	110,711,000	6,214,000
State and local				1,320,000	18,235,000	(713,000)
Foreign				3,148,000	9,513,000	2,117,000
Total deferred tax benefit	$ 840,000	$ 41,465,000		69,430,000	138,459,000	7,618,000
Total income tax benefit (expense) from continuing and discontinued operations (1)				(59,781,000)	(98,399,000)	$ 4,782,000
Current tax expense from discontinued operations			$ 200,000	700,000	100,000
Deferred tax expense from discontinued operations			$ 5,000	$ 1,400,000	$ 500,000